Concentration of Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Risk [Abstract]
Schedule of Revenue

For the six months ended June 30, 2025, the Company generated total revenue of RM 55,465,994, of which three customers accounted for more than 10% of the Company’s total revenue.

	For the six months ended
	June 30, 2025		June 30, 2026				June 30, 2025		June 30, 2026
	Revenues						Percentage of revenues
	RM		RM		USD		%		%
Customer A	13,555,612		9,618,188		2,358,844		24.44		11.59
Customer B	7,368,513		N/A	*	N/A	*	13.28		N/A	*
Customer C	7,163,241		9,477,721		2,324,395		12.91		11.42
Customer D	N/A	*	26,828,939		6,579,752		N/A	*	32.32
Customer E	N/A	*	14,109,849		3,460,417		N/A	*	17.00
Others	27,378,628		22,978,589		5,635,459		49.36		27.68
Total	55,465,994		83,013,286		20,358,867		100.00		100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)				As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)
	Receivables					Percentage of receivables
	RM	RM		USD		%	%
Customer F	8,027,391	N/A	^	N/A	^	38.37	N/A	^
Customer G	2,303,536	1,787,500		438,381		11.01	11.02
Customer H	N/A	2,224,908		545,655		N/A	13.72
Others	10,588,837	12,208,015		2,993,996		50.62	75.26
Total	20,919,764	16,220,423		3,978,032		100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Schedule of Cost of Sale

For the six months ended June 30, 2025, the Company incurred cost of sale of RM 49,602,598, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

	For the six months ended
	June 30, 2025		June 30, 2026		June 30, 2025		June 30, 2026
	Cost of sales				Percentage of cost of sales
	RM		RM	USD	%		%
Vendor A	8,547,239		8,500,000	2,084,611	17.23		11.43
Vendor B	N/A	*	14,027,838	3,440,304	N/A	*	18.86
Vendor C	N/A	*	10,713,639	2,627,502	N/A	*	14.41
Others	41,055,359		41,130,824	10,087,265	82.77		55.30
Total	49,602,598		74,372,301	18,239,682	100.00		100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	As of December 31, 2025 (Audited)		As of June 30, 2026 (Unaudited)			As of December 31, 2025 (Audited)		As of June 30, 2026 (Unaudited)
	Payables					Percentage of payables
	RM		RM	USD		%		%
Vendor B	N/A	^	13,326,446	3,268,288		N/A	^	38.92
Vendor D	2,082,351		N/A^	N/A	^	11.37		N/A	^
Others	16,232,909		20,909,848	5,128,105		88.63		61.08
Total	18,315,260		34,236,294	8,396,393		100.00		100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.